SHORT-TERM BANK CREDIT (Schedule of Credit Lines) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SHORT-TERM BANK CREDIT [Abstract]
Short-term bank credit	$ 5,358	$ 5,357
Long-term bank credit	39	71
Performance guarantees	5,986	8,491
Total bank credit	11,383	13,909
Unutilized credit lines	17,204	10,762
Total authorized credit lines	$ 28,587	$ 24,671